UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--35.9%	Principal Amount ($)	Value ($)

ABN AMRO Bank N.V. (London) (Yankee)
2.93% - 3.01%, 8/12/08 - 10/24/08	500,000,000	500,005,572
Allied Irish Banks PLC (Yankee)
3.24% - 4.94%, 6/5/08 - 6/13/08	980,000,000	980,331,227
American Express Centurion Bank
2.95% - 4.95%, 6/6/08 - 8/21/08	400,000,000	400,000,000
American Express Company
3.05% - 4.95%, 6/6/08 - 8/25/08	225,000,000	225,000,000
Bank of Montreal (Yankee)
3.25%, 7/29/08	80,000,000	80,000,000
Bank of Scotland PLC (Yankee)
2.72%, 9/10/08	500,000,000	500,000,000
Barclays Bank PLC (Yankee)
2.68% - 3.05%, 7/25/08 - 10/2/08	675,000,000	675,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
2.90%, 6/2/08	500,000,000	500,000,000
Branch Banking & Trust Co.
2.88%, 11/5/08	10,000,000	10,000,000
Calyon (Yankee)
2.75%, 10/6/08	50,000,000	50,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.90% - 4.43%, 6/30/08 - 9/5/08	1,206,000,000	1,206,000,000
Comerica Inc.
3.05%, 5/13/08	130,000,000	130,000,000
Credit Suisse (Yankee)
3.12% - 4.44%, 5/11/08 - 7/3/08	875,000,000 a	875,000,000
DEPFA BANK PLC (Yankee)
3.04% - 3.06%, 5/5/08 - 5/27/08	200,000,000 b	200,000,000
Fortis Bank (Yankee)
2.80%, 10/3/08	300,000,000	300,000,000
HSBC USA Inc. (London)
3.10% - 3.11%, 7/31/08	500,000,000	500,000,000
Santander Central Hispano Finance (Delaware) Inc. (London)
2.93%, 8/13/08	50,000,000	50,004,270
Societe Generale (London)
4.53%, 7/7/08	200,000,000	200,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
2.81%, 7/3/08	500,000,000	500,000,000
UBS AG (Yankee)
2.80% - 4.42%, 7/3/08 - 10/8/08	900,000,000	900,000,000
UniCredito Italiano Bank PLC (Yankee)
4.58%, 7/7/08	250,000,000 b	250,002,273
UniCredito Italiano SpA (Yankee)
2.80% - 3.75%, 7/17/08 - 10/10/08	550,000,000	550,006,579
Wachovia Bank, N.A.
4.80%, 5/23/08	125,000,000	125,000,000

Total Negotiable Bank Certificates of Deposit
(cost $9,706,349,921)		9,706,349,921
Commercial Paper--36.1%

Alpine Securitization Corp.
3.10% - 3.17%, 5/13/08 - 5/22/08	320,000,000 b	319,590,967
Amsterdam Funding Corp.
2.91%, 6/4/08	250,000,000 b	249,315,278
ANZ National (International) Ltd.
2.72%, 10/14/08	400,000,000 b	395,056,889
ASB Finance Ltd.
2.74% - 3.08%, 8/14/08 - 11/7/08	420,000,000 b	414,688,208
Atlantic Asset Securitization LLC
3.12%, 5/16/08 - 5/21/08	360,874,000 b	360,360,134
Atlantis One Funding Corp.
3.12%, 5/5/08	500,000,000 b	499,827,778
Bank of Ireland
2.80%, 6/18/08	139,000,000 b	138,484,773
CAFCO LLC
2.96% - 3.18%, 5/8/08 - 8/12/08	860,500,000 b	858,432,739
Canadian Imperial Bank of Commerce
2.80%, 10/9/08	100,000,000	98,765,219
Cancara Asset Securitisation Ltd.
2.72% - 3.30%, 5/1/08 - 6/23/08	325,000,000 b	324,403,750
Chariot Funding LLC
2.50%, 5/1/08	76,008,000 b	76,008,000
CHARTA LLC
2.96% - 3.18%, 5/8/08 - 8/12/08	390,000,000 b	387,955,861
CIESCO LLC
2.96% - 3.20%, 5/22/08 - 8/12/08	450,000,000 b	448,314,401
Citigroup Funding Inc.
2.83%, 10/7/08	356,000,000	351,613,190
Commerzbank U.S. Finance Inc.
2.95% - 3.06%, 8/15/08 - 8/20/08	371,000,000	367,623,883
CRC Funding LLC
3.12% - 3.18%, 5/6/08 - 5/7/08	450,000,000 b	449,783,333
DnB NOR Bank ASA
3.04% - 4.52%, 7/2/08 - 10/22/08	500,000,000	494,821,167
Fairway Finance Company LLC
3.22%, 5/14/08	100,000,000 b	99,884,444
FCAR Owner Trust, Ser. I
3.02% - 4.54%, 6/23/08 - 7/15/08	535,000,000	531,730,667
Gemini Securitization Corp., LLC
2.87% - 3.12%, 5/27/08 - 6/20/08	145,000,000 b	144,640,972
Gotham Funding Corp.
2.75% - 2.87%, 5/1/08 - 6/23/08	284,000,000 b	283,391,604
Lehman Brothers Holdings Inc.
4.35%, 5/16/08	100,000,000	99,821,458
Morgan Stanley
5.10%, 6/3/08	50,000,000	49,771,979
Royal Bank of Scotland Group PLC
4.56%, 7/3/08	260,000,000	257,970,700
Scaldis Capital Ltd.

3.07% - 3.21%, 5/6/08 - 6/10/08	650,000,000 b	648,431,389
Swedbank (ForeningsSparbanken AB)
2.70% - 3.09%, 6/24/08 - 10/20/08	600,000,000	594,939,556
Westpac Banking Corp.
2.75%, 10/14/08	500,000,000	493,751,944
Windmill Funding Corp.
2.91% - 3.14%, 5/16/08 - 6/4/08	340,000,000 b	339,198,278
Total Commercial Paper
(cost $9,778,578,561)		9,778,578,561
Corporate Notes--7.0%

Barclays Bank PLC
3.29%, 5/31/08	500,000,000 a	500,000,000
Citigroup Funding Inc.
3.45%, 5/8/09	400,000,000 a	400,000,000
Cullinan Finance Ltd.
2.07%, 5/15/08	200,000,000 a,b	199,999,242
Fifth Third Bancorp
2.91%, 5/24/08	200,000,000 a	200,000,000
General Electric Capital Corp.
2.92%, 5/26/08	100,000,000 a	100,000,000
Morgan Stanley
2.85%, 5/5/08	250,000,000 a	250,000,000
Wachovia Bank, N.A.
3.10%, 5/28/08	250,000,000 a	250,000,000
Total Corporate Notes
(cost $1,899,999,242)		1,899,999,242
Promissory Note--.6%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $150,000,000)	150,000,000 [c]	150,000,000
Time Deposits--6.1%

Dexia Credit Local (Grand Cayman)
2.37%, 5/1/08	500,000,000	500,000,000
KBC Bank N.V. (Grand Cayman)
2.50%, 5/1/08	224,000,000	224,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
2.25%, 5/1/08	413,000,000	413,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
2.44%, 5/1/08	500,000,000	500,000,000
Total Time Deposits
(cost $1,637,000,000)		1,637,000,000
Repurchase Agreements--16.0%

Banc of America Securities LLC
2.55%-2.59%, dated 4/30/08, due 5/1/08 in the amount
of $876,062,442 (fully collateralized by $20,539,594,612
Corporate Bonds, 0%-10.20%, due 5/1/08-12/10/49,
value $902,231,208)	876,000,000	876,000,000
BNP Paribas
2.54%, dated 4/30/08, due 5/1/08 in the amount of
$300,021,146 (fully collateralized by $305,580,028
Corporate Bonds, 4.95%-7.875%, due 12/1/09-6/9/47,

value $309,000,001)	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc.
2.59%, dated 4/30/08, due 5/1/08 in the amount of
$50,003,594 (fully collateralized by $261,874,853
Corporate Bonds, 0%-8.324%, due 1/15/18-8/7/52, value
$51,500,000)	50,000,000	50,000,000
Deutsche Bank Securities
2.56%, dated 4/30/08, due 5/1/08 in the amount of
$356,025,291 (fully collateralized by $409,314,380
Corporate Bonds, 5.15%-5.914%, due 4/17/30-10/15/49,
value $366,680,000)	356,000,000	356,000,000
HSBC USA Inc.
2.54%, dated 4/30/08, due 5/1/08 in the amount of
$349,024,600 (fully collateralized by $376,598,000
Corporate Bonds, 3.125%-10.50%, due 6/11/08-6/1/67,
value $366,230,230)	349,000,000	349,000,000
J.P. Morgan Chase & Co.
2.56%, dated 4/30/08, due 5/1/08 in the amount of
$171,012,148 (fully collateralized by $195,499,167
Corporate Bonds, 7.086%-7.087%, due 7/18/11-12/19/11,
value $176,130,802)	171,000,000	171,000,000
Merrill Lynch & Co. Inc.
2.50%-2.59%, dated 4/30/08, due 5/1/08 in the amount
of $1,197,085,062 (fully collateralized by
$1,473,080,901 Corporate Bonds, 3.41%-12%, due
5/15/08-5/15/50, value $1,248,856,953)	1,197,000,000	1,197,000,000
Morgan Stanley
2.59%, dated 4/30/08, due 5/1/08 in the amount of
$800,057,500 (fully collateralized by $4,488,846,252
Corporate Bonds, 0%-15.58%, due 10/15/11-11/15/96,
value $826,551,602)	800,000,000	800,000,000
UBS Securities LLC
2.57%, dated 4/30/08, due 5/1/08 in the amount of
$210,014,977 (fully collateralized by $225,998,000
Corporate Bonds, 4.85%-7.625%, due 7/26/10-10/15/37,
value $216,310,427)	210,000,000	210,000,000
Total Repurchase Agreements
(cost $4,309,000,000)		4,309,000,000
Total Investments (cost $27,480,927,724)	101.7%	27,480,927,724
Liabilities, Less Cash and Receivables	(1.7%)	(469,134,307)
Net Assets	100.0%	27,011,793,417

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to $7,087,770,313 or 26.2% of net assets.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $150,000,000. At April 30, 2008, the aggregate value of this security was $150,000,000 representing 0.6% of net assets and is valued at amortized cost.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/_J. David Officer_
J. David Officer
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/_J. David Officer_
J. David Officer
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)